Consolidated Statements Of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Contractual interest expense	$ (269)	$ (198)	$ (745)	$ (833)